Non-Controlling Interests	9 Months Ended
Sep. 30, 2011
Noncontrolling Interest [Abstract]
Non-Controlling Interests [Text Block]

Non-controlling interests consisted of the following:

Name of Affiliate	% of Non- controlling Interest	As of December 31, 2009	2010 Acquisition and Increase in Investment (Fair Value)	Adjustments/Net Income of Non-controlling Interest	Dividends	As of December 31, 2010

PKU Chinafront	3%	$1,436,187	$113,016	$105,346	$-	$1,654,549
Beijing Transwiseway	30%	284,726	140,323	94,950	-	519,999
Dajian Zhitong	15%	33,276	-	(38,498)	-	(5,222)
UNISITS	33.98%	16,745,286	(7,734,789)	4,746,513	(53,094)	13,703,916
Total		$18,499,475	$(7,481,450)	$4,908,311	$(53,094)	$15,873,242

Name of Affiliate	% of Non- controlling Interest	As of December 31, 2010	2011 Acquisition and Increase in Investment (Fair Value)	Adjustments/Net Income of Non-controlling Interest	Dividends	As of September 30, 2011

PKU Chinafront	3%	$1,654,549	$190,875	$(32,392)	$-	$1,813,032
Beijing Transwiseway	46.2%	519,999	3,656,510	(718,268)	-	3,458,241
Dajian Zhitong	15%	(5,222)	-	(25,355)	-	(30,577)
UNISITS	33.98%	13,703,916	309,400	3,836,708	(1,541,230)	16,308,794
Beijing Zhangcheng	49%	-	4,511,974	350,436	-	4,862,410
Total		$15,873,242	$8,668,759	$3,411,129	$(1,541,230)	$26,411,900

Beijing Zhangcheng

On October 19, 2010, the Group Company entered into a registered capital contribution agreement with Beijing Shiji Yingli Science and Technology Co., Ltd. (“Shiji Yingli”) whereby Shiji Yingli agreed to contribute RMB 9.6 million (approximately $1.4 million) in cash and RMB 44.6 million (approximately $6.6 million) in intangible assets (mostly technology and intellectual property owned by Shiji Yingli) into the Group Company’s wholly owned subsidiary, Beijing Zhangcheng in exchange for a 49% equity interest in Beijing Zhangcheng. Following this transaction, the Group Company will retain a 51% majority ownership of Beijing Zhangcheng while Shiji Yingli will own the remaining 49% equity interest. The capital increase was completed by the end of March 2011.

Effect of subsidiary equity transaction was calculated under the provision of the ASC 810-10-45 that relates to the issuance of securities of a non-wholly owned subsidiary. Therefore, the Company recognized $4,511,974 increase in non-controlling interest in Beijing Zhangcheng and corresponding $3,768,153 increase in additional paid-in capital for the nine months ended September 30, 2011.

Beijing Transwiseway

On October 21, 2010, the Group Company entered into a registered capital contribution agreement with Beijing Marine Communication & Information Co., Ltd. (“Beijing Marine”) and Zhongyuan Credit Guarantee Co., Ltd. (“Zhongyuan Credit”) whereby Zhongyuan Credit agreed to contribute RMB 30 million (approximately $4.38 million) in cash into the Group Company’s majority-owned subsidiary, Beijing Transwiseway in exchange for a 30% equity interest in Beijing Transwiseway. Following this transaction, the Group Company owns a 55% majority ownership of Beijing Transwiseway while Beijing Marine and Zhongyuan Credit own 15% and 30% equity interest in Beijing Transwiseway, respectively. The capital increase was completed by the end of March 2011.

On July 12, 2011, the Group Company entered into a government investment agreement (the “Investment Agreement”) with Zhongguancun Development Group (“Zhongguancun”), whereby Zhongguancun agreed, on behalf of Beijing Municipal Government, within a specified period of time, to contribute RMB 50 million (approximately $7.69 million) in cash to Beijing Transwiseway in exchange for a 10% equity interest of Beijing Transwiseway. The first installment of RMB 10 million (approximately $1.54 million) was paid by Zhongguancun on August 1, 2011.  As a result, the Group Company retains a 53.80% ownership of Beijing Transwiseway while Beijing Marine, Zhongyuan Credit and Zhongguancun own 14.68%, 29.35% and 2.17% equity interest of Beijing Transwiseway, respectively.

Effect of subsidiary equity transaction was calculated under the provision of the ASC 810-10-45 that relates to the issuance of securities of a non-wholly owned subsidiary. Therefore, the Company recognized $3,442,154 increase in non-controlling interest in Beijing Transwiseway and corresponding $2,685,846 increase in additional paid-in capital for the nine months ended September 30, 2011.

On May 5, 2011, Beijing Transwiseway sold 25% equity interest in its subsidiary, Hunan Transwiseway, for an amount of RMB 1,250,000 (approximately $200,000) to Mr. Binsheng Guo. Therefore the Company recognized $152,476 increase in non-controlling interest in Beijing Transwiseway.

On April 12, 2011, Beijing Transwiseway formed a majority owned subsidiary, Anhui Transwiseway, and the non-controlling shareholder contributed RMB 400,000 (approximately $60,000). Therefore the Company recognized $61,880 increase in non-controlling interest in Beijing Transwiseway.

UNISITS

On March 22, 2010, the Company and the Group Company entered into equity transfer agreements (“Equity Transfer Agreements”) with several individual shareholders (“Transferors”) of UNISITS, pursuant to which the Group Company acquired 30.85% equity interest in UNISITS from the Transferors. Pursuant to the Equity Transfer Agreements, the Group Company purchased approximately 16.23 million shares of UNISITS from the Transferors in exchange for RMB 4.41 million (approximately US$0.65 million) in cash (“Cash Consideration”), 40% of which is payable within seven days after the effective date of the Equity Transfer Agreements, and approximately 1.16 million shares of the Company common stock, which were issued within 30 days of the effective date of the Equity Transfer Agreements. The Equity Transfer Agreements contain “make good” provisions, under which the Transferors agreed to deposit 697,162 shares (60% of total common stock consideration) of the Company’s common stock with an escrow agent designated by the Group Company that the Transferors will receive as partial consideration for the acquisition.  Specifically, if UNISITS’s 2010 after-tax net income under Chinese GAAP is less than RMB 37.50 million (approximately US$5.50 million) or its 2011 after-tax net income under Chinese GAAP is less than RMB 46.88 million (approximately US$6.86 million), 50% of the shares of the Company’s common stock deposited by the Transferors in escrow will be returned to the Company for cancellation for each applicable year. In addition, for each applicable year as described above, the Group Company will not be required to pay the remainder of the Cash Consideration, which represents RMB 1.323 million (approximately US$0.19 million), or 30% of the total Cash Consideration, per year if UNISITS fails to meet the respective performance targets. On January 16, 2011, a PRC statutory audit report for UNISITS for the years ended December 31, 2010 and 2009 was issued by UNISITS’s local accounting firm with an unqualified opinion, in which the net income of UNISITS for the year ended December 31, 2010 exceeded the RMB 37.5 million performance target set forth in the Equity Transfer Agreements. A cash balance of RMB 1.323 million was paid on March 29, 2011 and 348,519 shares of the Company’s common stock were released.

The Group Company’s additional 30.85% equity interest purchase has been accounted in accordance with ASC 810-10-45-23.  Accordingly, the Group Company’s purchase of additional equity interest ownership in UNISITS’ interest while the Group Company retains its controlling financial interest in UNISITS has been accounted for as equity transactions (investments by owners and distributions to owners acting in their capacity as owners). Therefore, no gain or loss has been recognized in consolidated net income or comprehensive income. The carrying amount of the non-controlling interest has been adjusted to reflect the change in its ownership interest in the subsidiary (UNISITS), which includes the total cash consideration of RMB 4.41 million (approximately US$0.65 million) and the total stock consideration of approximately 1.16 million shares of the Company common stock as the management believes that the “make good” provision in making the contingent payment is very likely.